GOODWILL, INTANGIBLE AND TANGIBLE ASSETS - Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 4,453	$ 5,102
Concessions, patents and licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	285	266
Customer relationships and trade marks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	204	155
Emission rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	246	642
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	113	131
Goodwill on acquisitions
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill and intangible assets	$ 3,605	$ 3,908	$ 3,767